Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
M3Sixty Income and Opportunity Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	M3Sixty Income and Opportunity Fund
Class Name	Class A
Trading Symbol	HROAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) for the six months ended May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtyfunds.com/income-and-opportunity/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://m3sixtyfunds.com/income-and-opportunity/
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$110	2.20%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.20%
Net Assets	$ 16,755,557
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 57,062
Investment Company, Portfolio Turnover	40.77%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$16,755,557	Investment Advisory Fees Paid	$57,062
Number of Portfolio Holdings	39	Portfolio Turnover Rate	40.77%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Financials	18.35%	Energy	6.98%
Information Technology	14.25%	Government	5.92%
Industrials Communication Services Consumer Discretionary Health Care	13.03% 12.29% 10.33% 7.46%	Equity Fund Cash & Cash Equivalents Investment Company Utilities	4.18% 3.00% 2.39% 1.82%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
U.S. Treasury Note, 0.625%, 07/31/2026	5.94%	Yalla Group Ltd. – UAE - ADR	4.53%
First Solar, Inc.	5.49%	Amazon.com, Inc.	4.36%
Cisco Systems, Inc.	5.39%	Global X Silver Miners ETF	4.20%
WESCO International, Inc.	5.39%	Gevo, Inc	3.89%
Acadian Asset Management, Inc.	5.18%	Meta Platforms, Inc. - Class A	3.77%

M3Sixty Income and Opportunity Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	M3Sixty Income and Opportunity Fund
Class Name	Institutional Class
Trading Symbol	HIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) for the six months ended May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtyfunds.com/income-and-opportunity/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://m3sixtyfunds.com/income-and-opportunity/
Expenses [Text Block]

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$98	1.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%
Net Assets	$ 16,755,557
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 57,062
Investment Company, Portfolio Turnover	40.77%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$16,755,557	Investment Advisory Fees Paid	$57,062
Number of Portfolio Holdings	39	Portfolio Turnover Rate	40.77%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Financials	18.35%	Energy	6.98%
Information Technology	14.25%	Government	5.92%
Industrials Communication Services Consumer Discretionary Health Care	13.03% 12.29% 10.33% 7.46%	Equity Fund Cash & Cash Equivalents Investment Company Utilities	4.18% 3.00% 2.39% 1.82%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
U.S. Treasury Note, 0.625%, 07/31/2026	5.94%	Yalla Group Ltd. – UAE - ADR	4.53%
First Solar, Inc.	5.49%	Amazon.com, Inc.	4.36%
Cisco Systems, Inc.	5.39%	Global X Silver Miners ETF	4.20%
WESCO International, Inc.	5.39%	Gevo, Inc	3.89%
Acadian Asset Management, Inc.	5.18%	Meta Platforms, Inc. - Class A	3.77%